MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

October 3, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Form N-14 of MainStay Funds Trust
File	No.: 811-22321

Commissioners:

On behalf of MainStay Funds Trust (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14. This filing relates to the proposed acquisition of assets and assumption of liabilities of MainStay Growth Equity Fund, a series of the Registrant, by MainStay Cornerstone Growth Fund, a newly formed series of the Registrant.

No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Please direct any questions concerning the filing to the undersigned at 973-394-4505.

Very truly yours,

/s/ Thomas C. Humbert, Jr.
Thomas C. Humbert, Jr.
Assistant Secretary